Quarterly Results of Operations - Additional Information (Detail) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results Of Operations [Line Items]
Non-cash impairment charge						$ 104,100,000	$ 6,500,000				$ 110,625,000	$ 499,100,000
Gain (loss) on early extinguishment of debt	(43,400,000)		(158,000,000)	(168,200,000)	(75,800,000)			(46,489,000)	(326,183,000)	(326,183,000)	(76,849,000)	4,697,000
Loss from previously unconsolidated affiliates		20,200,000							(24,658,000)	(24,658,000)	503,000	517,000
Income tax benefit		$ 7,400,000